Other Non-Current Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2023
Other Non-Current Liabilities (Details) [Line Items]
Other liabilities, non current (in Dollars)	$ 6,000	$ 167,000
Annual accrual percentage	7.00%
Pre-established rate	1.50%
Defined benefit plan, percentage	75.00%
Previously Reported [Member]
Other Non-Current Liabilities (Details) [Line Items]
Other liabilities, non current (in Dollars)	$ 5,585		$ 2,103